LEASES (Tables)	6 Months Ended	12 Months Ended
	May 31, 2021	Nov. 30, 2020
Leases [Abstract]
Schedule of lease expense

The elements of lease expense were as follows (in thousands):

	Three Months Ended	Six Months Ended
	May 31, 2021	May 31, 2021
Lease Cost:
Operating lease cost	$87	$179
Short-term lease cost	5	5
Variable lease cost	—	—
Total lease cost	$92	$184

Other Information:
Cash paid for amounts included in the measurement of operating lease liabilities		$156
Operating lease liabilities arising from obtaining right-of-use assets		$182

Operating Leases:
Weighted-average remaining lease term (in years)		4.7 years
Weighted-average discount rate		9.3%

As of November 30, 2020, right-of-use assets of $1,200,447, current lease liabilities of $257,608, and non-current lease liabilities of $828,005 are reflected in the accompanying Consolidated Balance Sheets. The elements of lease expense were as follows:

November 30,2020
Lease Cost:
Operating lease cost	$198,402
Short-term lease cost	24,560
Variable lease cost	8.696
Total lease cost	$231,658

Other Information:
Cash paid for amounts included in the measurement of operating lease liabilities	$309,642
Operating lease liabilities arising from obtaining right-of-use assets	$1,336,153

Operating Leases:
Weighted-average remaining lease term (in years)	4.9 years
Weighted-average discount rate	8.4%

Schedule of future lease payments under non-cancelable operating leases
Future lease payments under non-cancelable operating leases as of May 31, 2021 are as follows (in thousands):

Fiscal Year Ending November 30,
2021 (six months)	$161
2022	315
2023	282
2024	290
2025	187
Thereafter	157
Total lease payments	1,392
Less: imputed interest	255
Total lease liabilities	$1,137

Future lease payments under non-cancelable operating leases as of November 30, 2020 are as follows:

Fiscal Year Ended November 30,
2021	$335,317
2022	259,261
2023	213,859
2024	216,866
2025	188,913
Thereafter	97,086
Total lease payments	1,311,302
Less: imputed interest	225,689
Total lease liabilities	$1,085,613

Schedule of sales-type leases

The receivable recorded as a result of the lease is collateralized by the underlying equipment and consist of the following components at May 31, 2021 (in thousands):

Net minimum lease payments to be received	$121
Less: unearned interest income portion	14
Net investment in sales-type leases	107
Less: current portion	44
Net investment in sales-type leases, non-current	$63

Schedule of future minimum lease payments under sales-type leases

The maturity schedule of future minimum lease payments under sales-type leases and the reconciliation to the net investment in sales-type leases reported at May 31, 2021 was as follows (in thousands):

Fiscal Year Ending November 30,
2021 (six months)	$27
2022	54
2023	40
Total future minimum sales-type lease payments	121
Less: unearned income	14
Total net investment in sales-type leases	$107

Schedule of lease commitments by fiscal year

The Company had the following commitments by fiscal year at November 30, 2019:

Location	2020	2021	2022	2023	2024	2025 and beyond
Wilmington, MA	$24,987	$115,371	$117,972	$120,979	$123,986	$300,660
Fort Wayne, IN	30,357	30,585	7,646	—	—	—
South Africa*	13,098	2,217	—	—	—	—
Total	$68,442	$148,173	$125,618	$120,979	$123,986	$300,660
(*USD based on November 30, 2019 exchange rate)